EQUITY - Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Net income for the year	$ 511,607	$ 473,166
Weighted average number of common shares outstanding - basic	241,508,000	236,934,000
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	695,000	805,000
Add: Dilutive impact of employee stock options	869,000	491,000
Weighted average number of common shares outstanding - diluted	243,072,000	238,230,000
Net income per share - basic	$ 2.12	$ 2.00
Net income per share - diluted	$ 2.10	$ 1.99
Anti-dilutive employee stock options	0	3,750